BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
BANK BORROWINGS
Schedule of components of bank borrowings

	At December 31,
	2014	2015
	$	$
Bank borrowings
Short-term	737,886,632	895,991,320
Long-term, current portion	82,365,314	20,622,456

Total current	820,251,946	916,613,776
Long-term, non-current portion	22,433,705	521,982,440

Total	842,685,651	1,438,596,216

Schedule of components of short-term borrowings

	At December 31,
	2014	2015
	$	$
Short-term borrowings secured by plants, machinery and land use rights of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	148,739,778	108,649,945
Short-term borrowings secured by plants, machinery and land use rights of Trina China and Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) , and also guaranteed by Trina	330,000,000	162,500,000
Short-term borrowings pledged by accounts receivable of Changzhou Trina Solar PV Solar System Co., Ltd (“TPV”), equity interest in a subsidiary of Trina China, and also guaranteed by Trina	—	80,078,847
Short-term borrowings guaranteed by Trina	215,146,854	416,579,401
Unsecured short-term borrowings	44,000,000	128,183,127

Total	737,886,632	895,991,320

Schedule of components of long-term borrowings
	At December 31,
	2014	2015
	$	$
Long-term borrowings guaranteed by Trina	100,713,385	540,294,929
Unsecured long-term borrowings	4,085,634	2,309,967

Total	104,799,019	542,604,896

Future principal payments under long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2015 are as follows:

Long-term borrowings
Fiscal Years Ending December 31,
2016	20,622,456
2017	103,266,422
2018	47,827,221
2019	47,936,485
2020	70,789,694
Thereafter	252,162,618

Total	542,604,896